Consolidated of Cash Flow Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net Income		R$ 11,377.4	R$ 7,850.5	R$ 13,083.4
Depreciation, amortization and impairment		4,023.1	3,612.1	3,512.0
Impairment losses on receivables and inventories		125.6	156.3	196.5
Additions/(reversals) in provisions and employee benefits		171.7	168.3	347.1
Net finance cost		3,823.4	3,493.9	3,702.0
Losses/(gain) on sale of property, plant and equipment and intangible assets		29.8	(49.4)	(70.9)
Losses/(gain) on sale of operations in subsidiaries		(80.2)
Losses/(gain) on sale of operations in associates			(41.7)
Gains on exchange transaction of shareholdings				(1,240.0)
Equity-settled share-based payment expense		161.0	209.3	170.3
Income tax expense		1,789.6	5,079.3	315.0
Share of result of joint ventures		(1.0)	3.1	5.0
Other non-cash items included in the profit		(1,239.2)	196.3	(737.4)
Cash flow from operating activities before changes in working capital and use of provisions		20,181.2	20,678.0	19,283.0
(Increase)/decrease in trade and other receivables		(149.2)	(265.6)	(578.4)
(Increase)/decrease in inventories		(1,167.1)	(63.8)	(437.1)
Increase/(decrease) in trade and other payables		869.8	(105.8)	(565.1)
Cash generated from operations		19,734.7	20,242.8	17,702.4
Interest paid		(621.9)	(557.3)	(724.9)
Interest received		500.4	337.9	597.7
Dividends received		9.3	7.3	111.0
Income tax paid		(1,711.3)	(2,156.6)	(5,341.8)
Cash flow from operating activities		17,911.2	17,874.1	12,344.4
Proceeds from sale of property, plant and equipment and intangible assets		102.4	101.9	133.6
Acquisition of property, plant and equipment and intangible assets		(3,571.0)	(3,203.6)	(4,132.7)
Acquisition of subsidiaries, net of cash acquired		(133.4)	(333.3)	(1,824.2)
Acquisition of other investments		(8.5)	(1.1)	(37.6)
Investment in short term debt securities and net proceeds/(acquisition) of debt securities		(16.1)	276.9	(37.1)
Net proceeds/(acquisition) of other assets		(49.1)	86.2
Cash flow from investing activities		(3,675.7)	(3,073.0)	(5,898.0)
Capital increase		6.2
Proceeds/(repurchase) of treasury shares		7.3	(38.6)	0.4
Acquisition of non-controlling interest		(3,060.6)
Proceeds from borrowings		2,304.9	2,904.4	3,792.0
Repayment of borrowings		(2,499.0)	(5,441.7)	(1,896.2)
Cash net of finance costs other than interests		(1,153.2)	(1,459.5)	(3,207.8)
Payment of finance lease liabilities		(13.1)	(9.0)	(2.9)
Dividends and Interest on shareholder´s equity paid		(8,814.1)	(8,819.8)	(10,330.6)
Cash flow from financing activities		(13,221.6)	(12,864.2)	(11,645.1)
Net increase/(decrease) in cash and cash equivalents		1,013.9	1,936.9	(5,198.7)
Cash and cash equivalents less bank overdrafts at beginning of year	[1]	10,352.7	7,876.8	13,617.7
Effect of exchange rate fluctuations		96.9	539.0	(542.2)
Cash and cash equivalents less bank overdrafts at end of year	[1]	R$ 11,463.5	R$ 10,352.7	R$ 7,876.8

[1]	Net of bank overdrafts.